Cover	Nov. 02, 2026	Jul. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Waystar Holding Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42125
Entity Tax Identification Number	84-2886542
Entity Address, Address Line One	1550 Digital Drive
Entity Address, Address Line Two	#300
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	844
Local Phone Number	492-9782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		WAY
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001990354
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3